Inventory (Schedule of Inventories) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Handsets	₪ 38	₪ 69
Accessories	8	14
Spare parts	20	11
Inventory	₪ 66	₪ 94